Cover	Oct. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2020
Entity File Number	000-51446
Entity Registrant Name	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.
Entity Central Index Key	0001304421
Entity Tax Identification Number	02-0636095
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	121 South 17th Street
Entity Address, City or Town	Mattoon
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61938-3987
City Area Code	(217)
Local Phone Number	235-3311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock – $0.01 par value
Trading Symbol	CNSL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable